Common stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Common stock

Note 11 - Common stock

Issued, outstanding and authorized shares

On October 23, 2024, in connection with the corporate reorganization (the “Formation Transaction”), all existing security holders of RTL, a private limited company incorporated in England and Wales, exchanged the securities held in RTL for an equivalent class and number of securities in RedCloud Holdings plc, a public limited company organized under the laws of England and Wales.

As a result of the Formation Transaction, 50,000,085 RTL ordinary shares (par £0.001 per share), 1 redeemable preference share (par £49,999.999; translated at historical rates to $63,905), 5,038,667 options to purchase ordinary shares, and £10,500,000 (approximately $13.14 million) unsecured convertible loan notes of RTL (together, the “RTL Securities”) were exchanged for 50,000,084 ordinary shares, 5,038,667 options and £10,500,000 (approximately $13.14 million) unsecured convertible loan notes of RedCloud Holdings plc (together, the “Company Securities”).

Initial public offering and other 2025 equity activities

●	In 2025, the Company completed an initial public offering (“IPO”) and other equity transactions:
●	Issued 4,444,445 common shares in the IPO, increasing Common Stock by $11,580 and Additional Paid-in Capital (“APIC”) by $20,290,650.
●	Converted shareholder loans into 14,782,149 common shares, increasing Common Stock by $38,776 and APIC by $73,499,761.
●	Issued an additional 9,000,000 common shares (non-IPO), increasing Common Stock by $18,000 and APIC by $13,482,000.
●	Issued 2,091,717 equity-classified warrants, increasing Common Stock by $4,183 and APIC by $3,133,392.

The United Kingdom Companies Act 2006 abolished the requirement for a company incorporated under the laws of England and Wales to have an authorized share capital. In accordance with the articles of association of RedCloud and the United Kingdom Companies Act 2006, shareholders resolve to grant the directors of the company the authority to allot a specified number of shares as and when required for a specific equity issuance by way of shareholder resolution. This authority can then be increased or replaced from time to time by any subsequent shareholder resolution. There is no prescribed maximum authorized share capital in the articles of association of RedCloud.

Voting rights

Each outstanding share of common stock is entitled to one vote on all matters submitted to a vote of holders of common stock. Decisions of the shareholders are determined by a simple majority of the votes cast unless such higher approval threshold is required under Companies Act 2006.